Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
Summary of Accrued Expenses and Other Current Liabilities

As at December 31, 2020 and 2019, this account consists of:

	2020	2019
	(in million pesos)
Accrued utilities and related expenses (Notes 25 and 28)	64,624	60,966
Accrued taxes and related expenses (Note 27)	11,918	11,380
Accrued employee benefits and other provisions (Note 28)	10,397	8,700
Contract liabilities and unearned revenues (Note 5)	8,595	7,879
Liability from redemption of preferred shares (Notes 20 and 28)	7,849	7,851
Accrued interests and other related costs (Note 29)	1,872	1,531
Others	2,504	2,508
	107,759	100,815